Derivative Instruments - Schedule of Pre-Tax Effect of Changes in Fair Value from Derivative Instruments Not Designated as Hedging Instruments on the Consolidated Statements of Income (Details) - Derivatives Not Designated as Hedging Instruments - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Gain (Loss) Recognized in Consolidated Statements of Income	$ (11,176)	$ (6,134)	$ (3,921)
Interest Rate Contracts
Derivative [Line Items]
Gain (Loss) Recognized in Consolidated Statements of Income	(518)	(459)	395
Mortgage Derivatives | Mortgage derivatives - interest rate lock commitments
Derivative [Line Items]
Gain (Loss) Recognized in Consolidated Statements of Income	100	(261)	345
Mortgage Derivatives | Mortgage derivatives - forward commitments to sell fixed-rate mortgage loans
Derivative [Line Items]
Gain (Loss) Recognized in Consolidated Statements of Income	(351)	799	(722)
Risk participation agreements
Derivative [Line Items]
Gain (Loss) Recognized in Consolidated Statements of Income	(16)	(3)	0
Foreign exchange contracts
Derivative [Line Items]
Gain (Loss) Recognized in Consolidated Statements of Income	(2,340)	2,490	(12)
Visa derivative
Derivative [Line Items]
Gain (Loss) Recognized in Consolidated Statements of Income	$ (8,051)	$ (8,700)	$ (3,927)